UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York          August 14, 2007
-----------------------     --------------------------    ----------------------
    [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:   $1,389,611
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                           Name

(1)  28-10548                                  SLS Offshore Fund, Ltd.

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                                                    FORM 13F INFORMATION TABLE
                                                        SLS MANAGEMENT, LLC
                                                           June 30, 2007


COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                            TITLE                   VALUE    SHRS OR  SH/  PUT/ INVESTMENT DISCRETION OTHER     VOTING AUTHORITY
NAME OF ISSUER            OF CLASS       CUSIP     (X$1000)  PRN AMT  PRN  CALL    SOLE      SHARED    MGRS   SOLE      SHARED  NONE
ALCOA INC                 COM            013817101  66,981  1,652,639  SH        972,021    680,618   (1)    972,021    680,618
TD AMERITRADE HLDG CORP   COM            87236Y108  33,384  1,669,200  SH      1,151,469    517,731   (1)  1,151,469    517,731
BURGER KING HLDGS INC     COM            121208201  67,282  2,554,382  SH      1,738,542    815,840   (1)  1,738,542    815,840
CHAMPION ENTERPRISES INC  COM            158496109  16,531  1,681,700  SH      1,255,205    426,495   (1)  1,255,205    426,495
CITIGROUP INC             COM            172967101  38,006    741,000  SH        508,100    232,900   (1)    508,100    232,900
COMCAST CORP NEW          CL A SPL       20030N200  15,847    566,780  SH        388,854    177,926   (1)    388,854    177,926
COMCAST CORP NEW          CL A           20030N101  28,187  1,002,400  SH        688,600    313,800   (1)    688,600    313,800
CVS CAREMARK CORPORATION  COM            126650100  45,285  1,242,400  SH        858,100    384,300   (1)    858,100    384,300
DELL INC                  COM            24702R101  37,316  1,307,030  SH        939,178    367,852   (1)    939,178    367,852
DYNCORP INTL INC          CL A           26817C101  18,065    821,530  SH        556,330    265,200   (1)    556,330    265,200
E TRADE FINANCIAL CORP    COM            269246104  11,564    523,500  SH        361,262    162,238   (1)    361,262    162,238
FIRST DATA CORP           COM            319963104  53,540  1,638,804  SH      1,265,083    373,721   (1)  1,265,083    373,721
FLEETWOOD ENTERPRISES INC COM            339099103  68,677  7,588,590  SH      4,569,136  3,019,454   (1)  4,569,136  3,019,454
FORD MTR CO DEL           COM PAR $0.01  345370860  63,102  6,698,700  SH      4,627,500  2,071,200   (1)  4,627,500  2,071,200
GAP INC DEL               COM            364760108  85,665  4,485,085  SH      2,799,394  1,685,691   (1)  2,799,394  1,685,691
HERBALIFE LTD             COM USD SHS    G4412G101  37,045    934,300  SH        648,103    286,197   (1)    648,103    286,197
HEWITT ASSOCS INC         COM            42822Q100  52,998  1,656,200  SH      1,144,417    511,783   (1)  1,144,417    511,783
KRAFT FOODS INC           CL A           50075N104  37,654  1,068,200  SH        737,100    331,100   (1)    737,100    331,100
LAWSON SOFTWARE INC NEW   COM            52078P102  43,364  4,384,616  SH      3,024,121  1,360,495   (1)  3,024,121  1,360,495
LIMITED BRANDS INC        COM            532716107  49,786  1,813,704  SH      1,071,970    741,734   (1)  1,071,970    741,734
LOEWS CORP                COM            540424108  82,615  1,620,529  SH      1,253,656    366,873   (1)  1,253,656    366,873
LYONDELL CHEMICAL CO      COM            552078107  40,838  1,100,161  SH        795,306    304,855   (1)    795,306    304,855
MACYS INC                 COM            55616P104  36,291    912,300  SH        625,800    286,500   (1)    625,800    286,500
MEDIS TECHNOLOGIES LTD    COM            58500P107   3,041    207,000  SH        142,669     64,331   (1)    142,669     64,331
MOTOROLA INC              COM            620076109  62,554  3,534,119  SH      2,120,643  1,413,476   (1)  2,120,643  1,413,476
OCCULOGIX INC             COM            67461T107     545    529,432  SH        341,098    188,334   (1)    341,098    188,334
SANDISK CORP              COM            80004C101  24,950    509,800  SH        352,378    157,422   (1)    352,378    157,422
SEARS HLDGS CORP          COM            812350106  53,074    313,119  SH        190,550    122,569   (1)    190,550    122,569
SLM CORP                  COM            78442P106  46,542    808,310  SH        578,169    230,141   (1)    578,169    230,141
SUNTRUST BKS INC          COM            867914103  49,156    573,320  SH        396,852    176,468   (1)    396,852    176,468
UAL CORP                  COM NEW        902549807  27,015    665,566  SH        537,395    128,171   (1)    537,395    128,171
WENDYS INTL INC           COM            950590109  44,298  1,205,400  SH        827,100    378,300   (1)    827,100    378,300
WILLIAMS COS INC DEL      COM            969457100  48,413  1,531,088  SH        895,933    635,155   (1)    895,933    635,155

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